Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended				3 Months Ended		6 Months Ended						6 Months Ended	1 Months Ended			12 Months Ended	6 Months Ended
	Jul. 31, 2013	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 05, 2013	Dec. 31, 2012	Apr. 24, 2012	Dec. 31, 2011	Jun. 30, 2013 Common Stock [Member]	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Sang Lung and King [Member]	Dec. 31, 2012 Kings Gaming [Member]	Jun. 30, 2013 Bad Debt Guarantee [Member] Minimum [Member]	Jun. 30, 2013 Bad Debt Guarantee [Member] Maximum [Member]	Jun. 30, 2013 Non Compete Agreement [Member] Minimum [Member]	Jun. 30, 2013 Non Compete Agreement [Member] Maximum [Member]	Jun. 30, 2013 Profit Interest Agreement [Member] Minimum [Member]	Jun. 30, 2013 Profit Interest Agreement [Member] Maximum [Member]
Revenues Earned Based On Percentage Of Non Negotiable Chips							0.05%
Commission Payment Percentage Of Rolling Chip Turnover				1.25%										1.25%	1.25%	1.25%
Total Rolling Chip Turn Over					$ 4,464,312,000	$ 4,682,430,000	$ 8,560,354,000	$ 10,066,704,000
Change Of Revenue Recognition Model		On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model.
Markers Receivable					260,149,814		260,149,814			241,706,663
Gaming Win Rate Percentage					3.06%	3.10%	3.17%	3.01%
Stock Issued During Period, Shares, Issued for Noncash Consideration	60,610		50,400
Directors Share Based Compensation Value					309,000		309,000			209,000
Advertising Expense					29,453	34,524	32,304	88,139
Diluted Common Stock Related To Underwriters							1,440,000
Unit Purchase Option Expiration Description							The UPO expires on August 10, 2013
Directors Compensation Value Payable In Ordinary Shares							20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												200,000
Ordinary Shares Issuable To Directors and Key Management Employees					60,610		60,610				50,400
Finite-Lived Intangible Asset, Useful Life																		3 years	5 years 6 months	9 years	11 years 8 months 12 days	9 years	11 years 8 months 12 days
Performance Traget Description																	Gross Profit Target to exceed $7,380,000
Deferred Offering Costs					$ 0		$ 0			$ 807,401
Stock Issued During Period, Shares, New Issues	60,610												9,784,950
Weighted Average Number Basic And Diluted Outstanding Shares Adjustment Description							Accordingly, as required by FASB ASC Topic 260 Earnings Per Share the number of weighted average Ordinary Shares outstanding for basic and diluted earnings per share have been increased retroactively by a factor of 1.081 for all periods presented before June 21, 2013.
Sale of Stock, Price Per Share									$ 4.07